Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating Leases Expenses	The balances for the operating leases where the Group is the lessee are presented as follows within the unaudited condensed consolidated balance sheets:
	December 31,	September 30,
	2023	2024

Operating lease right-of-use assets	$1,280	$821

Operating lease liabilities, current	$748	$738
Operating lease liabilities, non-current	504	20
Total operating lease liabilities	$1,252	$758
The components of lease expenses were as follows:
	For the nine months ended September 30,
	2023	2024
Lease expenses
Amortization of right-of-use assets	571	577
Interest of operating lease liabilities	26	34
Total lease expenses	$597	$611
Other information related to leases where the Group is the lessee is as follows:
	December 31,	September 30,
	2023	2024

Weighted-average remaining lease term	1.11	0.59
Weighted-average discount rate	4.30%	4.30%

Schedule of Future Minimum Payments	As of September 30, 2024, the following is a schedule of future minimum payments under the Group’s operating leases:
For the calendar year ended September 30,	Operating Leases
remainder of 2024	$183
2025	571
2026	19
Total lease payments	773
Less: imputed interest	(15)
Total	$758